Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Voyage revenues	$ 130,901	$ 127,135	$ 138,990
EXPENSES:
Voyage expenses	(1,078)	(1,148)	(1,789)
Voyage expenses-related party	(1,631)	(1,654)	(1,830)
Vessel operating expenses	(28,351)	(25,042)	(27,067)
Dry-docking and special survey costs	0	(7,422)	(6,193)
General and administrative expenses	(1,985)	(1,452)	(961)
General and administrative expenses- related party	(723)	(757)	(725)
Management fees-related party	(6,537)	(6,347)	(6,162)
Depreciation	(30,680)	(30,330)	(30,319)
Operating income	59,916	52,983	63,944
OTHER INCOME/(EXPENSES):
Interest and finance costs	(58,591)	(50,490)	(46,281)
Interest income	2,331	1,051	203
Other, net	(43)	69	(527)
Total other expenses, net	(56,303)	(49,370)	(46,605)
Partnership's Net Income	3,613	3,613	17,339
Common unitholders' interest in Net Income	(7,942)	(4,042)	9,302
Preferred unitholders' interest in Net Income	11,563	7,659	6,750
Subordinated unitholders' interest in Net Income	0	0	1,208
General Partner's interest in Net Income	$ (8)	$ (4)	$ 79
(Loss)/Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ (0.22)	$ (0.11)	$ 0.27
Weighted average number of units outstanding, basic and diluted:
Common units	35,490,000	35,490,000	34,545,740
Series A Preferred
OTHER INCOME/(EXPENSES):
Partnership's Net Income	$ 6,750	$ 6,750	$ 6,750
Series B Preferred
OTHER INCOME/(EXPENSES):
Partnership's Net Income	4,813	909
Preferred Partner | Series A Preferred
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	6,750	6,750	6,750
Preferred Partner | Series B Preferred
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 4,813	$ 909	$ 0